SUBSEQUENT EVENTS - Deconsolidation Impact on Consolidated Statements of Operations and Comprehensive Income (Loss) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Subsequent Event [Line Items]
Revenue	$ 21,536	$ 9,952	$ 48,375		$ 144,863	$ 450,634
Operating Expenses:
Payroll, payroll taxes, and others	49,737	897,698	1,792,080		572,240	1,370,972
Professional fees	349,532	257,844	453,846		525,625	555,657
Depreciation and amortization	38,404	37,587	75,501		76,246	36,243
Allowance for CECL - trade receivable, net	69	963	134,960		(159,509)	165,464
Other general and administrative	239,199	142,357	381,903		454,355	261,610
Total Operating Expenses	676,941	1,336,449	2,838,290		1,469,020	2,400,165
Other Income (Expense):
Loss on disposal of assets			(1,369)		(12)	10,954
(Loss) gain on foreign currency transactions	(142,028)	139	80,603		18,762	43,548
Gain on deconsolidation	157,555		14,404			(240,431)
Gain on valuation of warrants	770,352		(493,274)
Other income		346	346		139,320	16,011
Total Other Income	809,817	486	(399,290)		174,546	(201,533)
Loss From Operations	(655,405)	(1,326,497)	(2,789,915)		(1,324,157)	(1,949,531)
Income (loss) Before Income Tax	154,412	(1,326,011)	(3,189,205)		(1,149,611)	(2,151,064)
Income tax	0	0			(10,835)	(3,020)
Net Income (Loss)	$ 154,412	$ (1,326,011)	$ (3,189,205)		$ (1,160,446)	$ (2,154,084)
Net income (loss) per ordinary share - basic (in dollars per share) | $ / shares	$ 0.15	$ (2.79)	$ (0.22)		$ (0.1)	$ (0.18)
Net income (loss) per ordinary share - diluted (in dollars per share) | $ / shares	$ 0.15	$ (2.79)	$ (0.22)		$ (0.1)	$ (0.18)
Weighted-average shares outstanding, basic (in shares) | shares	1,057,349	475,267	14,688,872	14,688,872	11,675,216	11,675,216
Weighted-average shares outstanding, diluted (in shares) | shares	1,057,349	475,267	14,688,872	14,688,872	11,675,216	11,675,216
Comprehensive Income (Loss):
Net income (loss)	$ 154,412	$ (1,326,011)	$ (3,189,205)		$ (1,160,446)	$ (2,154,084)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	471,186	(27,682)	(145,553)		108,520	(101,200)
Total Other Comprehensive Income (Loss)	$ 625,598	$ (1,353,693)	(3,334,758)		$ (1,051,926)	$ (2,255,284)
Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations
Other Income (Expense):
Gain on deconsolidation			126,636	¥ 911,232
Pro Forma | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations
Subsequent Event [Line Items]
Revenue			48,375
Operating Expenses:
Payroll, payroll taxes, and others			1,792,080
Professional fees			453,846
Depreciation and amortization			75,501
Allowance for CECL - trade receivable, net			134,960
Other general and administrative			381,903
Total Operating Expenses			2,838,290
Other Income (Expense):
Loss on disposal of assets			(1,369)
(Loss) gain on foreign currency transactions			80,603
Gain on deconsolidation			141,040
Gain on valuation of warrants			(493,274)
Other income			346
Total Other Income			(272,654)
Loss From Operations			(2,789,915)
Income (loss) Before Income Tax			(3,062,569)
Net Income (Loss)			$ (3,062,569)
Net income (loss) per ordinary share - basic (in dollars per share) | $ / shares			$ (0.21)
Net income (loss) per ordinary share - diluted (in dollars per share) | $ / shares			$ (0.21)
Weighted-average shares outstanding, basic (in shares) | shares			14,688,872	14,688,872
Weighted-average shares outstanding, diluted (in shares) | shares			14,688,872	14,688,872
Comprehensive Income (Loss):
Net income (loss)			$ (3,062,569)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments			(147,352)
Total Other Comprehensive Income (Loss)			(3,209,921)
Impact | Tianjin Mingda Jiahe Real Estate Co. Ltd | Disposal Group, Not Discontinued Operations
Other Income (Expense):
Gain on deconsolidation			126,636
Total Other Income			126,636
Income (loss) Before Income Tax			126,636
Net Income (Loss)			$ 126,636
Net income (loss) per ordinary share - basic (in dollars per share) | $ / shares			$ 0.01
Net income (loss) per ordinary share - diluted (in dollars per share) | $ / shares			$ 0.01
Comprehensive Income (Loss):
Net income (loss)			$ 126,636
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments			(1,799)
Total Other Comprehensive Income (Loss)			$ 124,837